Commitment and contingencies - Contractual Charter Revenues (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending December 31, 2014	$ 117,749
Twelve months ending December 31, 2015	76,494
Twelve months ending December 31, 2016	62,724
Twelve months ending December 31, 2017	62,553
Twelve months ending December 31, 2018	31,992
Twelve months ending December 31, 2019 and thereafter	$ 9,150